General information about financial statements (Tables)	3 Months Ended
Mar. 31, 2026
Company´s Operations [Abstract]
Disclosure of subsidiaries

			% equity interest
Entity/Type of investment	Main activity	Country	03/31/2026	12/31/2025
Consolidated
F&E Tecnologia do Brasil S.A. (Direct)	Biofuel production, except alcohol	Brazil	100.00%	100.00%
Fibria Celulose (USA) Inc. (Direct)	Business office	United States of America	100.00%	100.00%
Fibria Terminal de Celulose de Santos SPE S.A. (Direct)	Port operations	Brazil	100.00%	100.00%
FuturaGene Ltda. (Direct)	Biotechnology research and development	England	100.00%	100.00%
FuturaGene Delaware Inc. (Indirect)	Biotechnology research and development	United States of America	100.00%	100.00%
FuturaGene Israel Ltda. (Indirect)	Biotechnology research and development	Israel	100.00%	100.00%
FuturaGene Inc. (Indirect)	Biotechnology research and development	United States of America	100.00%	100.00%
Maxcel Empreendimentos e Participações S.A. (Direct)	Holding	Brazil	100.00%	100.00%
Itacel - Terminal de Celulose de Itaqui S.A. (Indirect)	Port operations	Brazil	100.00%	100.00%
Mucuri Energética S.A. (Direct)	Power generation and distribution	Brazil	100.00%	100.00%
Paineiras Logística e Transportes Ltda. (Direct)	Road freight transport	Brazil	100.00%	100.00%
Portocel - Terminal Espec. Barra do Riacho S.A. (Direct)	Port operations	Brazil	51.00%	51.00%
Projetos Especiais e Investimentos Ltda. (Direct)	Commercialization of equipment and parts	Brazil	100.00%	100.00%
SFBC Participações Ltda. (Direct)	Packaging production	Brazil	100.00%	100.00%
Suzano Argentina S.A.U (Direct)	Commercialization of paper and computer materials	Argentina	100.00%	100.00%
Suzano Austria GmbH. (Direct)	Business office	Austria	100.00%	100.00%
Suzano Canada Inc. (Direct)	Lignin research and development	Canada	100.00%	100.00%
Suzano Ecuador S.A.S. (Direct)	Business office	Ecuador	100.00%	100.00%
Suzano International Finance B.V (Direct)	Financial fundraising	Netherlands	100.00%	100.00%
Suzano International Holding B.V. (Direct)	Holding	Netherlands	100.00%	100.00%
Suzano International Trade GmbH. (Direct)	Business office	Austria	100.00%	100.00%
Suzano Packaging LLC (Indirect)	Production of coated and uncoated paperboard, used in the production of Liquid Packaging Board and Cupstock	United States of America	100.00%	100.00%
Suzano Material Technology Development Ltd. (Direct)	Biotechnology research and development	China	100.00%	100.00%
Suzano Netherlands B.V. (Direct)	Financial fundraising	Netherlands	100.00%	100.00%
Suzano Operações Industriais e Florestais S.A. (Direct)	Industrialization, commercialization and exporting of pulp	Brazil	100.00%	100.00%
Suzano Pulp and Paper America Inc. (Direct)	Business office	United States of America	100.00%	100.00%
Suzano Pulp and Paper Europe S.A. (Direct)	Business office	Switzerland	100.00%	100.00%
Suzano Shanghai Ltda. (Direct)	Business office	China	100.00%	100.00%
Suzano Shanghai Trading Ltda. (Direct)	Business office	China	100.00%	100.00%
Suzano Singapura Pte. Ltda. (Direct)	Business office	Singapore	100.00%	100.00%
Suzano Trading International KFT(Direct)	Business office	Hungary	100.00%	100.00%
Suzano Ventures LLC (Direct)	Corporate venture capital	United States of America	100.00%	100.00%

Joint operation
Veracel Celulose S.A. (Direct)	Industrialization, commercialization and exporting of pulp	Brazil	50.00%	50.00%

			% equity interest
Entity/Type of investment	Main activity	Country	03/31/2026	12/31/2025
Equity
Allotrope Energy Ltd (Indirect) (2)	Research and development of battery technology based on carbon derived from lignin biomass	England	19.72%	20.00%
Biomas Serviços Ambientais, Restauração e Carbono S.A. (Direct)	Restoration, conservation and preservation of forests	Brazil	16.66%	16.66%
Muçununga Serviços Ambientais, Restauração e Carbono Ltda. (Indirect) (1)	Restoration, conservation and preservation of forests	Brazil	8.33%	8.33%
Ibema Companhia Brasileira de Papel (Direct)	Industrialization and commercialization of paperboard	Brazil	49.90%	49.90%
Simplifyber, Inc. (Indirect)	Production of consumer goods through the transformation of cellulose-based liquids	United States of America	15.52%	14.20%
Spinnova Plc. (Direct) (“Spinnova”)	Research of sustainable raw materials for the textile industry	Finland	18.76%	18.76%
Woodspin Oy (Direct/Indirect) (“Woodspin”) (3)	Development and production of cellulose-based fibers, yarns and textile filaments	Finland	18.76%	18.76%
Spinnova Refining Oy (Indirect) (3)	Industrialization and commercialization of cellulose, microfiber cellulose and paper	Finland	18.76%	18.76%

Fair value through other comprehensive income
Bem Agro Integração e Desenvolvimento S.A. (Indirect)	Software solutions based on artificial intelligence and computer vision for agribusiness	Brazil	4.58%	5.82%
Celluforce Inc. (Direct)	Nanocrystalline pulp research and development	Canada	8.28%	8.28%
Lenzing Aktiengesellschaft (Indirect)	Production of wood-based cellulose fibers	Austria	15.00%	15.00%
Nfinite Nanotechnology Inc. (Indirect)	Research and development of smart nanocoatings	Canada	5.40%	4.90%
(1) On September 24, 2025, Biomas Serviços Ambientais, Restauração e Carbono S.A. reduced its ownership interest in Muçununga Serviços Ambientais, Restauração e Carbono Ltda. from 100% to 50%, which remains an indirect investee of Suzano S.A.
(2) On September 30, 2025, pursuant to the Advance Subscription Agreement (ASA) entered into in December 2022, the investment made through Suzano Ventures in Allotrope Energy Ltd, held indirectly by Suzano S.A., was converted into preferred shares, corresponding to 20% of the investee's share capital.
(3) On October 3, 2025, the transaction with Spinnova Plc was completed, involving the transfer of the Company’s interest in Woodspin Oy and Suzano Finland Oy. Following the transaction, Suzano Finland Oy was renamed Spinnova Refining Oy, and Spinnova became the sole owner (100%) of both entities. The Company, in turn, retained an indirect interest in these companies.